NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2018
Notes
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and have been consistently applied.

The accompanying consolidated financial statements include the financial statements of Dogness, HK Dogness, HK Jiasheng, Dongguan Dogness, Dongguan Jiasheng, Meijia, Dogness Overseas and Dogness Group. All inter-company balances and transactions have been eliminated upon consolidation. The Company’s consolidated financial statements reflect the operating results of the following entities:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Dogness (International) Corporation (“Dogness” or the “Company”)	July 11, 2016	BVI	Parent, 100%	Holding Company
Dogness (Hong Kong) Pet Products Co., Ltd. (“HK Dogness”)	March 10, 2009	Hong Kong	100%	Trading
Jiasheng Enterprise (Hong Kong) Co., Limited (“HK Jiasheng”)	July 12, 2007	Hong Kong	100%	Trading
Dogness Intelligence Technology (Dongguan) Co., Ltd. (“Dongguan Dogness”)	October 26, 2016	Dongguan, China	100%	Holding Company
Dongguan Jiasheng Enterprise Co., Ltd. (“Dongguan Jiasheng”)	May 15, 2009	Dongguan, China	100%	Development and manufacturing of pet leash products
Zhangzhou Meijia Metal Product Co., Ltd (“Meijia”)	July 09,2009	Zhangzhou, China	100%	manufacturing of pet leash products
Dogness Overseas Ltd (‘Dogness Overseas”)	February 8, 2018	BVI	100%	Holding Company
Dogness Group LLC (‘Dogness Goup”)	January 23, 2018	Delaware, United States	100%	Trading

Use of Estimates

In preparing the consolidated financial statements in conformity with US GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable, inventories, advances to suppliers, useful lives of property, plant and equipment, intangible assets, the recoverability of long-lived assets, provision necessary for contingent liabilities, revenue recognition and realization of deferred tax assets. Actual results could differ from those estimates.

Cash

The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains most of its bank accounts in the PRC. Cash balances in bank accounts in PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Short-term Investments

The Company classify all highly liquid investments with original maturities less than 90 days at the time of purchase as short-term investments. The Company’s short-term investments consist of wealth management financial products with maturities within one to three months. The carrying values of time deposits approximate fair value because of their short maturities. The interest earned is recognized in the consolidated statements of income  and comprehensive income over the contractual term of the deposits.

The Company had short-term investments of $28,233,035 as of June 30, 2018. The Company had no short-term investments as of June 30, 2017. The Company recorded interest income of $517,359, $Nil and $Nil for the years ended June 30, 2018, 2017 and 2016, respectively.

Accounts Receivable

Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for uncollectible accounts. The Company usually determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management's best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of income and comprehensive income. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. Allowance for uncollectible balances amounted to $40,012 and $44,207 as of June 30, 2018 and 2017, respectively.

Inventories

Inventories are stated at the lower of cost or market value. Costs include the cost of raw materials, freight, direct labor and related production overhead. The cost of inventories is calculated using the weighted average method. Any excess of the cost over the net realizable value of each item of inventories is recognized as a provision for diminution in the value of inventories.

Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products.

Prepayment

Prepayment consists of advances to suppliers for purchasing raw materials or services that have not been received or provided. These advances are interest free, unsecured and short-term in nature and are reviewed periodically to determine whether their carrying value has become impaired.

Property and Equipment

Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Useful Life
Buildings	10 years
Leasehold improvement	10 years
Machinery equipment	5 - 10 years
Transportation vehicles	5 years
Office equipment and furniture	5 years

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income and other comprehensive income in other income or expenses.

Intangible Assets

Intangible assets consist primarily of a customized software system purchased from a third-party vendor, used for accounting and production management and land user rights. Under PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. These land use rights are sometimes referred to informally as “ownership.”

Intangible assets are stated at cost less accumulated amortization. Customized software system are amortized using the straight-line method over the estimated useful economic life of 10 years. Land use rights are amortization using the straight-line method over the estimated useful life of 50 years, which is determined in connection with the term of the land use right.

Impairment of Long-lived Assets

The Company reviews long-lived assets, including definitive-lived intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition below are the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no impairments of these assets as of June 30, 2018, 2017 and 2016.

Fair Value of Financial Instruments

ASC 825-10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•         Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•         Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

•         Level 3 - inputs to the valuation methodology are unobservable.

Unless otherwise disclosed, the fair value of the Company’s financial instruments including cash, short-term investments, accounts receivable, advances to suppliers, accounts payable, customer deposits, accrued expenses and short-term bank loans approximate their recorded values due to their short-term maturities.

Revenue Recognition

Revenue from product sales is recognized when the merchandise is shipped and title is transferred. Revenue is recognized when all four of the following criteria are met: (i) persuasive evidence that an arrangement exists (sales agreements and customer purchase orders are used to determine the existence of an arrangement); (ii) delivery of goods has occurred and risks and benefits of ownership have been transferred, which is when the goods are received by the customer at its designated location in accordance with the sales terms; (iii) the sales price is both fixed and determinable, and (iv) collectability is reasonably assured. Revenue is reported net of all value added taxes. The Company does not routinely permit customers to return products and historically, customer returns have been immaterial.

Research and development costs

Research and development expenses include costs directly attributable to the conduct of research and development projects, including the cost of salaries and other employee benefits, testing expenses, consumable equipment and consulting fees. All costs associated with research and development are expensed as incurred.

Income Taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No significant penalties or interest relating to income taxes have been incurred during the years ended June 30, 2018, 2017 and 2016. As of June 30, 2018, the tax years ended December 31, 2012 through December 31, 2017 for the Company’s PRC entities remain open for statutory examination by PRC tax authorities.

Value added tax (“VAT”)

Sales revenue represents the invoiced value of goods, net of VAT. The VAT is based on gross sales price and VAT rates range up to 17%, depending on the type of products sold. The VAT may be offset by VAT paid by the Company on raw materials and other materials included in the cost of producing or acquiring its finished products. The Company recorded a VAT payable or receivable net of payments in the accompanying consolidated financial statements. Further, when exporting goods, the exporter is entitled to some or all of the refund of the VAT paid or assess. Since a majority of the Company’s products are exported to the U.S. and Europe, the Company is eligible for VAT refunds when the Company completes all the required tax filing procedures. All of the VAT returns of the Company have been and remain subject to examination by the tax authorities for five years from the date of filing.

Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. Basic average shares outstanding and diluted average shares outstanding were the same for the years ended June 30, 2017 and 2016.  For the year ended June 30, 2018, the effect of potential shares of common stock was dilutive since the exercise prices for the warrant and options were lower than the average market price (See Note 13).

Share-Based compensation

The Company follows the provisions of ASC 718, “Compensation — Stock Compensation,” which establishes the accounting for employee stock-based awards. For employee stock-based awards, share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense with graded vesting on a straight-line basis over the requisite service period for the entire award. For the non-employee stock-based awards, the fair value of the awards to non-employees are measured every reporting period based on the value of the Company’s common stock.

Acquisition Accounting

In accordance with ASC Topic 805, Business Combinations, the acquisition method of accounting requires recognition of assets acquired and liabilities assumed at their respective fair values at the date of acquisition. In connection with the acquisition of Zhangzhou Meiji as detailed in Note 11,  the Company acquired a land use right and buildings, and  determined that the acquisition constituted as an acquisition of assets for financial statement purposes, rather than an acquisition of a business.

For intangible assets, the Company uses the income, market, or cost approach (or a combination thereof) for the valuation as appropriate, and uses valuation inputs in these models and analyses that are based on market participant assumptions. Management values property, plant, and equipment using the cost approach supported where available by observable market data which includes consideration of obsolescence. Management's judgment is used to determine the estimated fair values assigned to assets acquired and liabilities assumed, as well as asset lives for property, plant, and equipment and amortization periods for intangible assets, and can materially affect the Company's results of operations.

Foreign Currency Translation

The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The Company’s financial statements are reported using U.S. Dollars. The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in consolidated statements of changes in equity. Gains and losses from foreign currency transactions are included in the consolidated statement of income and comprehensive income.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	June 30, 2018	June 30, 2017	June 30, 2016
Year-end spot rate	US$1=RMB 6.6181	US$1=RMB 6.7780	US$1=RMB 6.6434
Average rate	US$1=RMB 6.5020	US$1=RMB 6.8118	US$1=RMB 6.4416

Comprehensive income

Comprehensive income consists of two components, net income and other comprehensive income. Other comprehensive income refers to revenue, expenses, gains and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive income consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currency.

Concentrations and Credit Risk

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As of June 30, 2018 and 2017, $3,348,242 and $1,426,761 of the Company’s cash and cash equivalents was on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. In addition, the Company’s short-term investment fund deposited with PRC bank is also not insured.

As of June 30, 2018, two customers accounted for 11% and 16% of the Company’s total accounts receivable, respectively. As of June 30, 2017, two customers accounted for 30% and 13% of the Company’s total accounts receivable, respectively.

For the years ended June 30, 2018, 2017 and 2016, export sales to customers located in North America, Europe and East Asia accounted for 34%, 7% and 49% of the Company’s total revenue, respectively. For the year ended June 30, 2018, three customers accounted for 24.9%, 14% and 7.4% of the Company’s total revenue, respectively. For the year ended June 30, 2017, three customers accounted for 13%, 15% and 20% of the Company’s total revenue, respectively. For the year ended June 30, 2016, three customers accounted for 13%, 15% and 15% of the Company’s total revenue, respectively.

For the year ended June 30, 2018, 2017 and 2016, no supplier accounted for more than 10% of the Company’s total raw material purchase.

Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows,” cash flows from the Company’s operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Risks and Uncertainties

The operations of the Company are located in the PRC. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

Recent Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued.

In January 2017, the FASB issued ASU No. 2017-01, "Business Combinations (Topic 805): Clarifying the Definition of a Business". The amendments in this ASU clarify the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. These amendments take effect for public businesses for fiscal years beginning after December 15, 2017 and interim periods within those periods, and all other entities should apply these amendments for fiscal years beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. In connection with our acquisition of Zhangzhou Meijia (Note 11), we elected to early adopt the standard in current fiscal year and determined that the transaction costs in connection with the Meijia assets acquisition is immaterial and adoption of the standard had no material impact on our consolidated financial statements

In May 2014, the Financial Accounting Standard Board (the “FASB”) issued ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” (“ASU 2014-09”). ASU 2014-09 requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. ASU 2014-09 will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective and permits the use of either the retrospective or cumulative effect transition method. The guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts. In August 2015, the FASB issued ASU No. 2015-14, “Deferral of the Effective Date” (“ASU 2015-14”), which defers the effective date for ASU 2014-09 by one year. For public entities, the guidance in ASU 2014-09 will be effective for annual reporting periods beginning after December 15, 2017 (including interim reporting periods within those periods), and for all other entities, ASU 2014-09 will be effective for annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019. In March 2016, the FASB issued ASU No. 2016-08, “Principal versus Agent Considerations (Reporting Revenue versus Net)” (“ASU 2016-08”), which clarifies the implementation guidance on principal versus agent considerations in the new revenue recognition standard. In April 2016, the FASB issued ASU No. 2016-10, “Identifying Performance Obligations and Licensing” (“ASU 2016-10”), which reduces the complexity when applying the guidance for identifying performance obligations and improves the operability and understandability of the license implementation guidance. In May 2016, the FASB issued ASU No. 2016-12 “Narrow-Scope Improvements and Practical Expedients” (“ASU 2016-12”), which amends the guidance on transition, collectability, noncash consideration and the presentation of sales and other similar taxes.

Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation. ASC 606 also impacts certain other areas, such as the accounting for costs to obtain or fulfill a contract. The standard also requires disclosure of the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The Company will adopt ASC 606 on July 1, 2018, using the modified retrospective method where the cumulative effect is recognized at the date of initial application. The Company has evaluated the impact of ASC 606 and has determined that fixed-price contracts, which comprise substantially all of the Company’s revenue, will most often represent a single performance obligation. The Company determined that the adoption of this new guidance will not result in a cumulative catch-up adjustment to the opening balance sheet of retained earnings at the effective date.

In February 2018, the FASB issued ASU 2018-02, which allows a reclassification from accumulated other comprehensive income to retained earnings for adjustments to tax effects that were originally recorded in other comprehensive income due to changes in the U.S. federal corporate income tax rate resulting from the enactment of the U.S. tax reform legislation, commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act. The Company does not expect this guidance will have a material impact on its condensed consolidated financial statements.

In March 2018, the FASB issued ASU 2018-05 — Income Taxes (Topic 740): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 118 (“ASU 2018-05”), which amends the FASB Accounting Standards Codification and XBRL Taxonomy based on the Tax Cuts and Jobs Act (the “Act”) that was signed into law on December 22, 2017 and Staff Accounting Bulletin No. 118 (“SAB 118”) that was released by the Securities and Exchange Commission. The Act changes numerous provisions that impact U.S. corporate tax rates, business-related exclusions, and deductions and credits and may additionally have international tax consequences for many companies that operate internationally. The Company does not believe this guidance will have a material impact on its consolidated financial statements.

On June 20, 2018, the FASB issued ASU No. 2018-07, Compensation—Stock Compensation (Topic 718) - Improvements to Nonemployee Share-Based Payment Accounting, which aligns the accounting for share-based payment awards issued to employees and nonemployees. Under ASU No. 2018-07, the existing employee guidance will apply to nonemployee share-based transactions (as long as the transaction is not effectively a form of financing), with the exception of specific guidance related to the attribution of compensation cost. The cost of nonemployee awards will continue to be recorded as if the grantor had paid cash for the goods or services. In addition, the contractual term will be able to be used in lieu of an expected term in the option-pricing model for nonemployee awards. The new standard is effective for us on January 1, 2019. Early adoption is permitted, including in interim periods, and should be applied to all new awards granted after the date of adoption. The Company does not expect this guidance will have a material impact on its consolidated financial statements.